UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-7704
Schwab Capital Trust – Monthly Income Funds
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California	94105

(Address of principal executive offices)	(Zip code)
Randall W. Merk
Schwab Capital Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: June 30, 2010

Item 1: Report(s) to Shareholders.

Semiannual report dated June 30, 2010 enclosed.

Schwab ® Monthly Income Funds

Schwab® Monthly Income Fund -
Moderate Payout

Schwab® Monthly Income Fund -
Enhanced Payout

Schwab® Monthly Income Fund -
Maximum Payout

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Schwab ® Monthly Income Funds

Semiannual Report
June 30, 2010

Schwab® Monthly Income Fund -
Moderate Payout

Schwab® Monthly Income Fund -
Enhanced Payout

Schwab® Monthly Income Fund -
Maximum Payout

This page is intentionally left blank.

Schwab® Monthly Income Funds

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Report Period

Schwab® Monthly Income Fund - Moderate Payout (Ticker Symbol: SWJRX)	0.09%

Moderate Payout Composite Index	0.61%
Fund Category: Morningstar Retirement Income	0.97%

Performance Details	pages 6-7

Schwab® Monthly Income Fund - Enhanced Payout (Ticker Symbol: SWKRX)	1.62%

Enhanced Payout Composite Index	2.39%
Fund Category: Morningstar Retirement Income	0.97%

Performance Details	pages 8-9

Schwab® Monthly Income Fund - Maximum Payout (Ticker Symbol: SWLRX)	2.96%

Maximum Payout Composite Index	4.16%
Fund Category: Morningstar Retirement Income	0.97%

Performance Details	pages 10-11

Minimum Initial Investment[1]	$ 100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

Fund expenses have been absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Source for category information: Morningstar, Inc.

The Moderate Payout Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 40% S&P 500 Index and 60% Barclays Capital U.S. Aggregate Bond Index.

The Enhanced Payout Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 25% S&P 500 Index and 75% Barclays Capital U.S. Aggregate Bond Index.

The Maximum Payout Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 10% S&P 500 Index and 90% Barclays Capital U.S. Aggregate Bond Index.

[1]	Please see prospectus for further detail and eligibility requirements.

2 Schwab Monthly Income Funds

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

Even though U.S. and global economies have experienced modest improvements in the last six months, they remain in a state of uncertainty. The Federal Open Market Committee (FOMC) reflected this in its comments on June 23, 2010, when it reported that “financial conditions have become less supportive of economic growth on balance, largely reflecting developments abroad.”

Developments abroad included several countries in the European Union reaching a crisis point in May after their sovereign debt was downgraded which caused global equity markets to decline significantly.

In domestic markets, bonds generally produced positive returns whereas stocks produced negative returns. In the first six months of 2010 the Monthly Income Funds, while posting positive returns for the six-month reporting period, underperformed their respective benchmarks. The Moderate Payout Fund returned 0.09%, the Enhanced Payout Fund returned 1.62%, and the Maximum Payout Fund returned 2.96%. For a more detailed discussion of fund performance, please refer to the fund manager’s discussion and analysis on the following pages.

The Monthly Income Funds are intended to meet the income needs of investors by making monthly payments from net investment income rather than investor capital. As intended, each payment made by the funds during the period was made from net investment income, and there was no return of capital. While reinvestment of monthly income payments is possible, the funds are designed with the expectation that the monthly payments will be distributed to shareholders.

If you would like to talk with us about Schwab Funds, we are always available at 1-800-435-4000, and additional resources may be found on schwab.com.

Thank you for investing with us.

Sincerely,

Schwab Monthly Income Funds 3

The Investment Environment

The pace of the U.S. economy’s recovery remained uneven during the six-month period. The Federal Reserve (Fed) recently reported that the “the economic recovery is proceeding” and that “the labor market is improving gradually,” but challenges remain. With the labor market improving gradually, spending by consumers and businesses also inched upward. However, these mild advances were constrained by a national unemployment rate that hovered around 10% and a housing market that continued to struggle. Real Gross Domestic Product (GDP) growth, another market indicator, increased by 2.7% for the first quarter of 2010, which contrasted with its increase of 5.6% for the fourth quarter of 2009. GDP is the output of goods and services produced by labor and property in the United States.

At the international level, financial markets fluctuated during the reporting period. In Europe, sovereign debt obligations reached unprecedented levels, and were followed by downgrades in the ratings of many foreign credit securities. The news caused temporary turmoil in the U.S. and global financial markets in early May. While the markets have seen some recovery to pre-May levels, central banks remain attentive to debt ratios, monetary exchange rates, interest rates, and inflation measurements.

The U.S. equity markets outperformed international equity markets during the six-month period, however both had negative returns. For example, the S&P 500® Index, which is usually seen as a bellwether for domestic financial markets, returned −6.65%. All sectors in the S&P 500 had negative returns. For the international equity markets, the MSCI EAFE Index (Gross) returned −12.93%.

In the U.S. fixed income markets, accommodative Federal Reserve policy in the form of a near-zero federal funds rate continued, and recent statements from the Fed affirmed that rates will remain low “for an extended period.” In addition, the euro-debt concerns that crystallized in May put downward pressure on U.S. Treasury rates for intermediate- and longer-term bonds. During this time, investors sought a safe haven in U.S. Treasuries, causing prices to increase and yields to decrease to a range of two-to-three percent for the intermediate- and longer-term bonds.

The low interest rate environment, combined with a limited supply of short-term, high-quality taxable and tax-free credit securities, also suppressed short-term yields in the fixed income markets, to nearly zero percent. Securities normally purchased by money market funds were in short supply and had low rates of return.

Similar to the intermediate returns seen in U.S. Treasuries, returns for intermediate-term taxable securities, as reflected in the Barclays Capital U.S. Aggregate Intermediate Bond Index, were positive and stood at 4.78% for the six-month period. On the tax-free side, returns were more modest. The Barclays Capital General Muni Bond Index returned 3.31% for the same time frame. Overall, the past six months were characterized by negative returns in the U.S. and international equity markets, with modest relief provided by the fixed income markets.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

−6.65%	S&P 500® Index: measures U.S. large-cap stocks

−1.95%	Russell 2000® Index: measures U.S. small-cap stocks

−12.93%	MSCI EAFE® Index (Gross): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

5.33%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.05%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Monthly Income Funds

Fund Management

Daniel Kern, CFA, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day management of the funds. He has been the portfolio manager of the funds since 2008. From 2003, until his appointment to his current position, he held vice president level positions in product development, investment operations and audit at the firm. Prior to joining the firm in 2003, he worked for more than 13 years in the investment management industry, with more than 6 of those years spent in portfolio management.

Schwab Monthly Income Funds 5

Schwab® Monthly Income Fund - Moderate Payout

The Schwab Monthly Income Funds (the funds) are designed to provide monthly income throughout the year while retaining the opportunity for growth to meet future income needs. In accordance with guidelines stated in the funds’ prospectus, the higher the targeted payout rate, the lower the growth potential of a particular fund. The funds invest primarily in a combination of Schwab Funds and Laudus Funds (the underlying funds)—including equity funds, fixed income funds, and money market funds—in accordance with their respective target asset allocation. Because each Monthly Income Fund is a fund-of-funds, its return will reflect a blend of returns of the underlying funds based on their relative weightings.

The Schwab Monthly Income Fund – Moderate Payout (the fund) returned 0.09% for the period that ended June 30, 2010, while its comparative index, the Moderate Payout Composite Index returned 0.61%. (For current allocations of the Moderate Payout Composite Index, please refer to footnote 3 on the following page.) The fund is designed to offer investors a targeted payout of 3–4% and an increase in capital over the long term that is expected to be greater than that of the Enhanced Payout Fund and the Maximum Payout Fund.* The fund seeks to maintain a target blend of 40% equity and 60% fixed income and money market funds.

The positive performance of the fund was primarily attributable to bond markets outpacing equity markets as investors’ risk appetite diminished during the period. For example, the Barclays Capital U.S. Aggregate Bond Index, which comprises 60% of the fund’s comparative index, returned 5.33%, while the S&P 500 Index, which comprises 40% of the fund’s comparative index, returned -6.65%. When looking at the fund’s top holdings, the Schwab Premier Income Fund returned 5.47%, benefitting from an increase in prices of higher-yielding fixed income securities. The Schwab Total Bond Market Fund and Schwab Short-Term Bond Market Fund also had positive performance for the period, returning 5.10% and 2.83%, respectively, as investors sought the safety of U.S. government and government agency securities.

On the equity side, U.S. and international markets faltered as concerns over the European debt crisis generated negative sentiment. The Schwab Dividend Equity Fund was the weakest performer among the fund’s top equity fund holdings, returning -7.19% during the period and underperforming its comparative index. The Schwab Global Real Estate Fund returned -4.84%, reflecting uncertainty about the global economic outlook despite signs of recovery earlier in the year.

As of 6/30/10:

 Statistics

Number of Holdings	10
Weighted Average Market Cap ($ x 1,000,000)	$32,270
Price/Earnings Ratio (P/E)	23.9
Price/Book Ratio (P/B)	1.6
Portfolio Turnover Rate[1]	9%

 Asset Class Weightings % of Investments

Fixed Income Funds	58.6%
Equity Funds - Domestic	22.6%
Equity Funds - International	16.4%
Short-Term Investments	2.4%
Total	100.0%

 Top Holdings % of Net Assets2

Schwab Premier Income Fund	23.4%
Schwab Total Bond Market Fund	18.7%
Schwab Dividend Equity Fund	16.4%
Schwab Short-Term Bond Market Fund	11.4%
Schwab Global Real Estate Fund	10.1%
Total	80.0%

Manager views and portfolio holdings may have changed since the report date.

*	The fund’s actual annual payout could be higher or lower than the targeted annual payout based on the interest rate environment and other market factors occurring during that year.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Monthly Income Funds

 Schwab® Monthly Income Fund - Moderate Payout

Performance Summary as of 6/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

March 28, 2008 – June 30, 2010
Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	Since Inception

Fund: Schwab® Monthly Income Fund - Moderate Payout (3/28/08)	0.09%	11.94%	-0.21%
Moderate Payout Composite Index[3]	0.61%	11.82%	0.90%
S&P 500 Index®	-6.65%	14.43%	-8.34%
Barclays Capital U.S. Aggregate Bond Index	5.33%	9.50%	6.49%
Fund Category: Morningstar Retirement Income	0.97%	12.18%	0.65%

Fund Expense Ratios4: Net 0.75%; Gross 1.66%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	The fund’s routine expenses have been absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	The Moderate Payout Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 40% S&P 500 Index and 60% Barclays Capital U.S. Aggregate Bond Index.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.75%. Net Expense: Expenses reduced by a contractual fee waiver for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section in the financial statements.

Schwab Monthly Income Funds 7

Schwab® Monthly Income Fund - Enhanced Payout

The Schwab Monthly Income Funds (the funds) are designed to provide monthly income throughout the year while retaining the opportunity for growth to meet future income needs. In accordance with guidelines stated in the funds’ prospectus, the higher the targeted payout rate, the lower the growth potential of a particular fund. The funds invest primarily in a combination of Schwab Funds and Laudus Funds (the underlying funds)—including equity funds, fixed income funds, and money market funds—in accordance with their respective target asset allocation. Because each Monthly Income Fund is a fund-of-funds, its return will reflect a blend of returns of the underlying funds based on their relative weightings.

The Schwab Monthly Income Fund – Enhanced Payout (the fund) returned 1.62% for the period that ended June 30, 2010, while its comparative index, the Enhanced Payout Composite Index returned 2.39%. (For current allocations of the Enhanced Payout Composite Index, please refer to footnote 3 on the following page.) The fund is designed to offer investors a targeted payout of 4–5% and an increase in capital over the long term that is expected to be less than that of the Moderate Payout Fund and greater than that of the Maximum Payout Fund.* The fund seeks to maintain a target blend of 25% equity and 75% fixed income and money market funds.

The positive performance of the fund was primarily attributable to bond markets outpacing equity markets as investors’ risk appetite diminished during the period. For example, the Barclays Capital U.S. Aggregate Bond Index, which comprises 75% of the fund’s comparative index, returned 5.33%, while the S&P 500 Index, which comprises 25% of the fund’s comparative index, returned -6.65%. When looking at the fund’s top holdings, the Schwab Premier Income Fund returned 5.47%, benefitting from an increase in prices of higher-yielding fixed income securities. The Schwab Total Bond Market Fund and Schwab Short-Term Bond Market Fund also had positive performance for the period, returning 5.10% and 2.83%, respectively, as investors sought the safety of U.S. government and government agency securities.

On the equity side, U.S. and international markets faltered as concerns over the European debt crisis generated negative sentiment. The Schwab Dividend Equity Fund was the weakest performer among the fund’s top fund holdings, returning -7.19% during the period and underperforming its comparative index. The Schwab Global Real Estate Fund returned -4.84%, reflecting uncertainty about the global economic outlook despite signs of recovery earlier in the year.

As of 6/30/10:

 Statistics

Number of Holdings	10
Weighted Average Market Cap ($ x 1,000,000)	$34,067
Price/Earnings Ratio (P/E)	24.0
Price/Book Ratio (P/B)	1.7
Portfolio Turnover Rate[1]	9%

 Asset Class Weightings % of Investments

Fixed Income Funds	71.0%
Equity Funds - Domestic	13.4%
Equity Funds - International	10.2%
Short-Term Investments	5.4%
Total	100.0%

 Top Holdings % of Net Assets2

Schwab Premier Income Fund	29.4%
Schwab Total Bond Market Fund	24.3%
Schwab Short-Term Bond Market Fund	12.4%
Schwab Dividend Equity Fund	10.6%
Schwab Global Real Estate Fund	7.3%
Total	84.0%

Manager views and portfolio holdings may have changed since the report date.

*	The fund’s actual annual payout could be higher or lower than the targeted annual payout based on the interest rate environment and other market factors occurring during that year.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Monthly Income Funds

 Schwab® Monthly Income Fund - Enhanced Payout

Performance Summary as of 6/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

March 28, 2008 – June 30, 2010
Performance of a Hypothetical
$10,000 Investment1,3,5

 Average Annual Total Returns1,2,5

Fund and Inception Date	6 Months	1 Year	Since Inception

Fund: Schwab® Monthly Income Fund - Enhanced Payout (3/28/08)	1.62%	10.68%	1.54%
Enhanced Payout Composite Index[3]	2.39%	11.00%	3.06%
S&P 500 Index®	-6.65%	14.43%	-8.34%
Barclays Capital U.S. Aggregate Bond Index	5.33%	9.50%	6.49%
Fund Category: Morningstar Retirement Income	0.97%	12.18%	0.65%

Fund Expense Ratios4: Net 0.67%; Gross 0.97%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	The fund’s routine expenses have been absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	The Enhanced Payout Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 25% S&P 500 Index and 75% Barclays Capital U.S. Aggregate Bond Index.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.67%. Net Expense: Expenses reduced by a contractual fee waiver for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section in the financial statements.
[5]	On June 16, 2009, the Schwab Retirement Income Fund merged into the fund.

Schwab Monthly Income Funds 9

Schwab® Monthly Income Fund - Maximum Payout

The Schwab Monthly Income Funds (the funds) are designed to provide monthly income throughout the year while retaining the opportunity for growth to meet future income needs. In accordance with guidelines stated in the funds’ prospectus, the higher the targeted payout rate, the lower the growth potential of a particular fund. The funds invest primarily in a combination of Schwab Funds and Laudus Funds (the underlying funds)—including equity funds, fixed income funds, and money market funds—in accordance with their respective target asset allocation. Because each Monthly Income Fund is a fund-of-funds, its return will reflect a blend of returns of the underlying funds based on their relative weightings.

The Schwab Monthly Income Fund – Maximum Payout (the fund) returned 2.96% for the period that ended June 30, 2010, while its comparative index, the Maximum Payout Composite Index returned 4.16%. (For current allocations of the Maximum Payout Composite Index, please refer to footnote 3 on the following page.) The fund is designed to offer investors a targeted payout of 5–6% and an increase in capital over the long term that is expected to be less than that of the Moderate Payout Fund and the Enhanced Payout Fund.* The fund seeks to maintain a target blend of 10% equity and 90% fixed income and money market funds.

The positive performance of the fund was primarily attributable to bond markets outpacing equity markets as investors’ risk appetite diminished during the period. For example, the Barclays Capital U.S. Aggregate Bond Index, which comprises 90% of the fund’s comparative index, returned 5.33%, while the S&P 500 Index, which comprises 10% of the fund’s comparative index, returned -6.65%. When looking at the fund’s top holdings, the Schwab Premier Income Fund returned 5.47%, benefitting from an increase in prices of higher-yielding fixed income securities. The Schwab Total Bond Market Fund and Schwab Short-Term Bond Market Fund also had positive performance for the period, returning 5.10% and 2.83%, respectively, as investors sought the safety of U.S. government and government agency securities.

The Laudus Mondrian International Fixed Income Fund had weaker returns at -1.85%, with international government bonds underperforming their U.S. counterparts during the period as concerns over the European debt crisis generated negative sentiment. The Schwab Global Real Estate Fund returned -4.84%, reflecting uncertainty about the global economic outlook despite signs of recovery earlier in the year.

As of 6/30/10:

 Statistics

Number of Holdings	8
Weighted Average Market Cap ($ x 1,000,000)	$28,926
Price/Earnings Ratio (P/E)	26.8
Price/Book Ratio (P/B)	1.5
Portfolio Turnover Rate[1]	11%

 Asset Class Weightings % of Investments

Fixed Income Funds	83.6%
Equity Funds - Domestic	4.8%
Equity Funds - International	4.9%
Short-Term Investments	6.7%
Total	100.0%

 Top Holdings % of Net Assets2

Schwab Premier Income Fund	34.6%
Schwab Total Bond Market Fund	27.1%
Schwab Short-Term Bond Market Fund	15.1%
Laudus Mondrian International Fixed Income Fund	6.5%
Schwab Global Real Estate Fund	4.9%
Total	88.2%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Mondrian Funds and Laudus Growth Investors Fund are part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

*	The fund’s actual annual payout could be higher or lower than the targeted annual payout based on the interest rate environment and other market factors occurring during that year.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

10 Schwab Monthly Income Funds

 Schwab® Monthly Income Fund - Maximum Payout

Performance Summary as of 6/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

March 28, 2008 – June 30, 2010
Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	Since Inception

Fund: Schwab® Monthly Income Fund - Maximum Payout (3/28/08)	2.96%	9.48%	3.02%
Maximum Payout Composite Index[3]	4.16%	10.12%	5.14%
S&P 500 Index®	-6.65%	14.43%	-8.34%
Barclays Capital U.S. Aggregate Bond Index	5.33%	9.50%	6.49%
Fund Category: Morningstar Retirement Income	0.97%	12.18%	0.65%

Fund Expense Ratios4: Net 0.61%; Gross 0.93%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	The fund’s routine expenses have been absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	The Maximum Payout Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 10% S&P 500 Index and 90% Barclays Capital U.S. Aggregate Bond Index.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.61%. Net Expense: Expenses reduced by a contractual fee waiver for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section in the financial statements.

Schwab Monthly Income Funds 11

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the period beginning January 1, 2010 and held through June 30, 2010.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/10	at 6/30/10	1/1/10–6/30/10

Schwab® Monthly Income Fund - Moderate Payout
Actual Return	0.00%	$1,000	$1,000.90	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,024.79	$0.00

Schwab® Monthly Income Fund - Enhanced Payout
Actual Return	0.00%	$1,000	$1,016.20	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,024.79	$0.00

Schwab® Monthly Income Fund - Maximum Payout
Actual Return	0.00%	$1,000	$1,029.60	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,024.79	$0.00

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights. The expenses incurred by underlying funds in which the funds invest are not included in this ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

12 Schwab Monthly Income Funds

Schwab® Monthly Income Fund - Moderate Payout

Financial Statements

Financial Highlights

	1/1/10–		1/1/09–	3/28/08[1]–
	6/30/10*		12/31/09	12/31/08

Per-Share Data ($)

Net asset value at beginning of period	9.22		8.32	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.14		0.37	0.29
Net realized and unrealized gains (losses)	(0.13)		0.91	(1.68)

Total from investment operations	0.01		1.28	(1.39)
Less distributions:
Distributions from net investment income	(0.13)		(0.38)	(0.29)

Net asset value at end of period	9.10		9.22	8.32

Total return (%)	0.09	[2]	15.76	(14.11)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	—		0.00 [4]	0.00	[5]
Gross operating expenses[3]	0.55	[5]	0.92	0.73	[5]
Net investment income (loss)	2.99	[5]	4.57	4.08	[5]
Portfolio turnover rate	9	[2]	12	25	[2]
Net assets, end of period ($ x 1,000,000)	17		14	7

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Less than 0.005%.
5 Annualized.

See financial notes 13

 Schwab Monthly Income Fund - Moderate Payout

Portfolio Holdings as of June 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.1%	Other Investment Companies	17,736,810	17,141,002

99.1%	Total Investments	17,736,810	17,141,002
0.9%	Other Assets and Liabilities, Net		148,619

100.0%	Total Net Assets		17,289,621

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.1% of net assets

Equity Funds 38.6%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	105,127	1,038,658
Laudus International MarketMasters Fund, Select Shares (a)	70,262	1,058,145
Schwab Dividend Equity Fund (a)	262,294	2,830,150
Schwab Global Real Estate Fund (a)	324,840	1,747,641

		6,674,594

Fixed-Income Funds 58.1%
Laudus Mondrian International Fixed Income Fund (a)	72,595	792,008
Schwab Premier Income Fund (a)	393,975	4,054,006
Schwab Short-Term Bond Market Fund (a)	215,683	1,964,872
Schwab Total Bond Market Fund (a)	349,734	3,235,040

		10,045,926

Money Funds 2.4%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	197,105	197,105
State Street Institutional Liquid Reserves Fund - Institutional Class	223,377	223,377

		420,482

Total Other Investment Companies (Cost $17,736,810)		17,141,002

End of Investments.

At 06/30/10 the tax basis cost of the fund’s investments was $17,930,571 and the unrealized appreciation and depreciation were $13,194 and ($802,763), respectively, with a net unrealized depreciation of ($789,569).

(a)	Issuer is affiliated with the fund’s adviser.

14 See financial notes

 Schwab Monthly Income Fund - Moderate Payout

Statement of
Assets and Liabilities
As of June 30, 2010; unaudited.

Assets

Investments in affiliated underlying funds, at value (cost $17,513,433)		$16,917,625
Investments in unaffiliated issuers, at value (cost $223,377)	+	223,377

Total investments, at value (cost $17,736,810)		17,141,002
Receivables:
Investments sold		90,000
Dividends		65,919
Fund shares sold		52,164
Due from investment adviser		661
Interest		53
Prepaid expenses	+	123

Total assets		17,349,922

Liabilities

Payables:
Investments bought		30,000
Fund shares redeemed		15,949
Accrued expenses	+	14,352

Total liabilities		60,301

Net Assets

Total assets		17,349,922
Total liabilities	−	60,301

Net assets		$17,289,621

Net Assets by Source
Capital received from investors		18,254,635
Net investment income not yet distributed		19,283
Net realized capital losses		(388,489)
Net unrealized capital losses		(595,808)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$17,289,621		1,900,588		$9.10

See financial notes 15

 Schwab Monthly Income Fund - Moderate Payout

Statement of
Operations
For January 1, 2010 through June 30, 2010; unaudited.

Investment Income

Dividends received from affiliated underlying funds		$245,299
Interest	+	259

Total investment income		245,558

Expenses

Professional fees		17,206
Registration fees		8,121
Portfolio accounting fees		7,690
Transfer agent fees		4,691
Shareholder reports		3,373
Trustees’ fees		2,461
Custodian fees		1,124
Other expenses	+	831

Total expenses		45,497
Expense reduction by adviser and Schwab	−	45,497

Net investment income		245,558

Realized and Unrealized Gains (Losses)

Net realized losses on sales of affiliated underlying funds		(18)
Net realized gains on investments	+	7

Net realized losses		(11)
Net unrealized losses on affiliated underlying funds	+	(300,259)

Net realized and unrealized losses		(300,270)

Decrease in net assets resulting from operations		($54,712)

16 See financial notes

 Schwab Monthly Income Fund - Moderate Payout

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

1/1/10-6/30/10			1/1/09-12/31/09
Net investment income		$245,558	$443,924
Net realized losses		(11)	(146,219)
Net unrealized gains (losses)	+	(300,259)	1,206,273

Increase (Decrease) in net assets from operations		(54,712)	1,503,978

Distributions to Shareholders

Distributions from net investment income		$233,407	$442,805

Transactions in Fund Shares

		1/1/10-6/30/10		1/1/09-12/31/09
		SHARES	VALUE	SHARES	VALUE
Shares sold		666,092	$6,226,470	994,447	$8,740,352
Shares reinvested		14,866	138,854	31,464	273,724
Shares redeemed	+	(299,277)	(2,787,502)	(361,792)	(3,183,866)

Net transactions in fund shares		381,681	$3,577,822	664,119	$5,830,210

Shares Outstanding and Net Assets

		1/1/10-6/30/10		1/1/09-12/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,518,907	$13,999,918	854,788	$7,108,535
Total increase	+	381,681	3,289,703	664,119	6,891,383

End of period		1,900,588	$17,289,621	1,518,907	$13,999,918

Net investment income not yet distributed			$19,283		$7,132

See financial notes 17

Schwab® Monthly Income Fund - Enhanced Payout

Financial Statements

Financial Highlights

	1/1/10–		1/1/09–		3/28/08[1]–
	6/30/10*		12/31/09		12/31/08

Per-Share Data ($)

Net asset value at beginning of period	9.39		8.75		10.00

Income (loss) from investment operations:
Net investment income (loss)	0.15		0.43		0.32
Net realized and unrealized gains (losses)	0.00	[2]	0.64		(1.26)

Total from investment operations	0.15		1.07		(0.94)
Less distributions:
Distributions from net investment income	(0.14)		(0.43)		(0.31)

Net asset value at end of period	9.40		9.39		8.75

Total return (%)	1.62	[3]	12.60		(9.53)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[4]	—		0.01	[5]	0.00	[6]
Gross operating expenses[4]	0.17	[6]	0.33		0.56	[6]
Net investment income (loss)	3.15	[6]	4.99		4.34	[6]
Portfolio turnover rate	9	[3]	31	[7]	39	[3]
Net assets, end of period ($ x 1,000,000)	74		72		10

* Unaudited.

1 Commencement of operations.
2 Amount less than $0.01.
3 Not annualized.
4 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5 The ratio of net operating expenses would have been 0.00% if certain non-routine expenses had not been incurred.
6 Annualized.
7 Portfolio turnover excludes the impact of assets resulting from a merger with another fund. (See financial note 9)

18 See financial notes

 Schwab Monthly Income Fund - Enhanced Payout

Portfolio Holdings as of June 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

100.0%	Other Investment Companies	73,679,427	73,991,643

100.0%	Total Investments	73,679,427	73,991,643
0.0%	Other Assets and Liabilities, Net		21,738

100.0%	Total Net Assets		74,013,381

	Number	Value
Security	of Shares	($)

Other Investment Companies 100.0% of net assets

Equity Funds 23.6%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	211,734	2,091,935
Laudus International MarketMasters Fund, Select Shares (a)	140,247	2,112,125
Schwab Dividend Equity Fund (a)	727,525	7,849,997
Schwab Global Real Estate Fund (a)	1,004,647	5,405,000

		17,459,057

Fixed-Income Funds 71.0%
Laudus Mondrian International Fixed Income Fund (a)	330,462	3,605,343
Schwab Premier Income Fund (a)	2,113,130	21,744,106
Schwab Short-Term Bond Market Fund (a)	1,008,061	9,183,438
Schwab Total Bond Market Fund (a)	1,946,120	18,001,606

		52,534,493

Money Funds 5.4%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	2,118,156	2,118,156
State Street Institutional Liquid Reserves Fund - Institutional Class	1,879,937	1,879,937

		3,998,093

Total Other Investment Companies (Cost $73,679,427)		73,991,643

End of Investments.

At 06/30/10 the tax basis cost of the fund’s investments was $73,975,817 and the unrealized appreciation and depreciation were $1,388,316, and ($1,372,490), respectively, with a net unrealized appreciation of $15,826.

(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 19

 Schwab Monthly Income Fund - Enhanced Payout

Statement of
Assets and Liabilities
As of June 30, 2010; unaudited.

Assets

Investments in affiliated underlying funds, at value (cost $71,799,490)		$72,111,706
Investments in unaffiliated issuers, at value (cost $1,879,937)	+	1,879,937

Total investments, at value (cost $73,679,427)		73,991,643
Receivables:
Dividends		268,613
Fund shares sold		230,182
Due from investment adviser		844
Interest		306
Prepaid expenses	+	788

Total assets		74,492,376

Liabilities

Payables:
Investments bought		400,000
Fund shares redeemed		48,414
Accrued expenses	+	30,581

Total liabilities		478,995

Net Assets

Total assets		74,492,376
Total liabilities	−	478,995

Net assets		$74,013,381

Net Assets by Source
Capital received from investors		82,245,200
Net investment income not yet distributed		76,287
Net realized capital losses		(8,620,322)
Net unrealized capital gains		312,216

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$74,013,381		7,872,458		$9.40

20 See financial notes

 Schwab Monthly Income Fund - Enhanced Payout

Statement of
Operations
For January 1, 2010 through June 30, 2010; unaudited.

Investment Income

Dividends received from affiliated underlying funds		$1,164,216
Interest	+	1,215

Total investment income		1,165,431

Expenses

Professional fees		24,098
Registration fees		10,261
Transfer agent fees		8,853
Shareholder reports		8,416
Portfolio accounting fees		8,388
Trustees’ fees		2,608
Custodian fees		477
Other expenses	+	873

Total expenses		63,974
Expense reduction by adviser and Schwab	−	63,974

Net investment income		1,165,431

Realized and Unrealized Gains (Losses)

Net realized gains on sales of affiliated underlying funds		200,146
Net realized gains on unaffiliated investments	+	31

Net realized gains		200,177
Net unrealized losses on affiliated underlying funds	+	(184,033)

Net realized and unrealized gains		16,144

Increase in net assets resulting from operations		$1,181,575

See financial notes 21

 Schwab Monthly Income Fund - Enhanced Payout

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

1/1/10-6/30/10			1/1/09-12/31/09
Net investment income		$1,165,431	$2,063,321
Net realized gains (losses)		200,177	(1,820,195)
Net unrealized gains (losses)	+	(184,033)	6,312,928

Increase in net assets from operations		1,181,575	6,556,054

Distributions to Shareholders

Distributions from net investment income		$1,122,475	$2,040,506

Transactions in Fund Shares1

		1/1/10-6/30/10		1/1/09-12/31/09
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,406,461	$13,366,535	1,591,824	$14,624,980
Issued in connection with merger		—	—	5,931,704	51,970,035
Shares reinvested		73,189	695,786	138,890	1,284,297
Shares redeemed	+	(1,305,796)	(12,425,670)	(1,099,308)	(10,016,725)

Net transactions in fund shares		173,854	$1,636,651	6,563,110	$57,862,587

Shares Outstanding and Net Assets

		1/1/10-6/30/10		1/1/09-12/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,698,604	$72,317,630	1,135,494	$9,939,495
Total increase	+	173,854	1,695,751	6,563,110	62,378,135

End of period		7,872,458	$74,013,381	7,698,604	$72,317,630

Net investment income not yet distributed			$76,287		$33,331

[1]	Effective June 16, 2009, all of the assets and liabilities of the Schwab Retirement Income Fund were transferred to the Schwab Monthly Income Fund - Enhanced Payout. (See Financial Note 9)

22 See financial notes

Schwab® Monthly Income Fund - Maximum Payout

Financial Statements

Financial Highlights

	1/1/10–		1/1/09–	3/28/08[1]–
	6/30/10*		12/31/09	12/31/08

Per-Share Data ($)

Net asset value at beginning of period	9.56		9.19	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.16		0.45	0.34
Net realized and unrealized gains (losses)	0.12		0.37	(0.82)

Total from investment operations	0.28		0.82	(0.48)
Less distributions:
Distributions from net investment income	(0.15)		(0.45)	(0.33)

Net asset value at end of period	9.69		9.56	9.19

Total return (%)	2.96	[2]	9.18	(4.84)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.00	[4,5]	0.00 [5]	0.00	[4]
Gross operating expenses[3]	0.20	[4]	0.32	0.29	[4]
Net investment income (loss)	3.29	[4]	4.96	4.68	[4]
Portfolio turnover rate	11	[2]	12	24	[2]
Net assets, end of period ($ x 1,000,000)	61		52	29

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 Less than 0.005%.

See financial notes 23

 Schwab Monthly Income Fund - Maximum Payout

Portfolio Holdings as of June 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.5%	Other Investment Companies	60,420,756	60,689,435

99.5%	Total Investments	60,420,756	60,689,435
0.5%	Other Assets and Liabilities, Net		280,771

100.0%	Total Net Assets		60,970,206

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.5% of net assets

Equity Funds 9.7%
Schwab Dividend Equity Fund (a)	271,658	2,931,195
Schwab Global Real Estate Fund (a)	552,666	2,973,344

		5,904,539

Fixed-Income Funds 83.2%
Laudus Mondrian International Fixed Income Fund (a)	364,723	3,979,130
Schwab Premier Income Fund (a)	2,048,462	21,078,673
Schwab Short-Term Bond Market Fund (a)	1,008,194	9,184,649
Schwab Total Bond Market Fund (a)	1,783,991	16,501,914

		50,744,366

Money Funds 6.6%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	1,944,813	1,944,813
State Street Institutional Liquid Reserves Fund - Institutional Class	2,095,717	2,095,717

		4,040,530

Total Other Investment Companies (Cost $60,420,756)		60,689,435

End of Investments.

At 06/30/10 the tax basis cost of the fund’s investments was $61,019,344 and the unrealized appreciation and depreciation were $284,907 and ($614,816), respectively, with a net unrealized depreciation of ($329,909).

(a)	Issuer is affiliated with the fund’s adviser.

24 See financial notes

 Schwab Monthly Income Fund - Maximum Payout

Statement of
Assets and Liabilities
As of June 30, 2010; unaudited.

Assets

Investments in affiliated underlying funds, at value (cost $58,325,039)		$58,593,718
Investments in unaffiliated issuers, at value (cost $2,095,717)	+	2,095,717

Total investments, at value (cost $60,420,756)		60,689,435
Receivables:
Dividends		218,808
Fund shares sold		160,472
Due from investment adviser		879
Interest		356
Prepaid expenses	+	439

Total assets		61,070,389

Liabilities

Payables:
Fund shares redeemed		80,761
Accrued expenses	+	19,422

Total liabilities		100,183

Net Assets

Total assets		61,070,389
Total liabilities	−	100,183

Net assets		$60,970,206

Net Assets by Source
Capital received from investors		61,747,979
Net investment income not yet distributed		48,784
Net realized capital losses		(1,095,236)
Net unrealized capital gains		268,679

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$60,970,206		6,290,354		$9.69

See financial notes 25

 Schwab Monthly Income Fund - Maximum Payout

Statement of
Operations
For January 1, 2010 through June 30, 2010; unaudited.

Investment Income

Dividends received from affiliated underlying funds		$945,744
Interest	+	1,559

Total investment income		947,303

Expenses

Professional fees		20,208
Registration fees		10,101
Shareholder reports		8,327
Portfolio accounting fees		8,053
Transfer agent fees		5,126
Trustees’ fees		2,571
Custodian fees		1,473
Interest expense		24
Other expenses	+	1,031

Total expenses		56,914
Expense reduction by adviser and Schwab	−	56,890

Net expenses	−	24

Net investment income		947,279

Realized and Unrealized Gains (Losses)

Net realized losses on sales of affiliated underlying funds		(213,853)
Net realized gains on unaffiliated investments	+	24

Net realized losses		(213,829)
Net unrealized gains on affiliated underlying funds	+	917,976

Net realized and unrealized gains		704,147

Increase in net assets resulting from operations		$1,651,426

26 See financial notes

 Schwab Monthly Income Fund - Maximum Payout

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

1/1/10-6/30/10			1/1/09-12/31/09
Net investment income		$947,279	$1,788,465
Net realized losses		(213,829)	(354,558)
Net unrealized gains	+	917,976	1,700,907

Increase in net assets from operations		1,651,426	3,134,814

Distributions to Shareholders

Distributions from net investment income		$919,295	$1,790,054

Transactions in Fund Shares

		1/1/10-6/30/10		1/1/09-12/31/09
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,901,239	$28,032,442	3,802,334	$35,843,029
Shares reinvested		43,862	424,124	85,314	797,877
Shares redeemed	+	(2,131,910)	(20,576,308)	(1,593,599)	(14,868,909)

Net transactions in fund shares		813,191	$7,880,258	2,294,049	$21,771,997

Shares Outstanding and Net Assets

		1/1/10-6/30/10		1/1/09-12/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,477,163	$52,357,817	3,183,114	$29,241,060
Total increase	+	813,191	8,612,389	2,294,049	23,116,757

End of period		6,290,354	$60,970,206	5,477,163	$52,357,817

Net investment income not yet distributed			$48,784		$20,800

See financial notes 27

 Schwab Monthly Income Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab Monthly Income Fund-Moderate Payout
Schwab Monthly Income Fund-Enhanced Payout
Schwab Monthly Income Fund-Maximum Payout
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab S&P 500 Index Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Balanced Fund
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets Index Fund

The Schwab Monthly Income Funds are “fund of funds”. Each of the funds seeks to achieve its investment objective by investing in a combination of other Schwab and/or Laudus Funds and other unaffiliated, third-party mutual funds, in accordance with its target portfolio allocation. In addition, the funds may purchase individual securities to achieve their investment objectives. Each fund bears its share of the allocable expenses of the underlying funds in which they invest.

The funds offer one share class. Shares are bought and sold at closing net asset value (“NAV”), which is the price for all outstanding shares of the fund, as applicable. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities laws.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values as determined by the underlying funds in accordance with the 1940 Act for a given day.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The funds adopted the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such instruments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of June 30, 2010:

Schwab Monthly Income Fund — Moderate Payout

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$17,141,002	$—	$—	$17,141,002

Total	$17,141,002	$—	$—	$17,141,002

Schwab Monthly Income Fund — Enhanced Payout

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$73,991,643	$—	$—	$73,991,643

Total	$73,991,643	$—	$—	$73,991,643

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Schwab Monthly Income Fund — Maximum Payout

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$60,689,435	$—	$—	$60,689,435

Total	$60,689,435	$—	$—	$60,689,435

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The funds make distributions from net investment income, if any, to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(g) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

3. Risk Factors:

Asset allocation risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Market risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.

Structural risk. The fund’s monthly income payments will be made from fund assets and will reduce the amount of assets available for investment by the fund. Even if the fund’s capital grows over time, such growth may be insufficient to enable the fund to maintain the amount of its targeted annual payout and targeted monthly income payments. The fund’s investment losses may reduce the amount of future cash income payments you will receive from the fund. The dollar amount of the fund’s monthly income payments could vary substantially from one year to the next and over time depending on several factors, including the performance of the financial markets in which the fund invests, the allocation of fund assets across different asset classes and investments, the performance of the fund’s investment strategies, and the amount and timing of prior distributions by the fund. It is also possible for your income payments to go down substantially from one year to the next and over time depending on the timing of your investments in the fund. Any redemptions you make will proportionately reduce the amount of future cash income payments you will receive from the fund. There is no guarantee that the fund will make monthly income payments to its shareholders or, if made, that the fund’s monthly income payments to shareholders will remain at a fixed amount.

Underlying fund investment risk. The value of your investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the fund’s exposure to a particular risk will be proportionate to the fund’s overall asset allocation and underlying fund allocation.

•	Investment risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

•	Management risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

•	Equity risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Large-, mid- and small-cap risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments — bonds or stocks of another capitalization range, for instance — an underlying fund’s performance could be reduced to the extent its portfolio is holding stocks of the particular capitalization.

•	Fixed income risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower than-market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

•	Foreign investment risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

•	Derivatives risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested.

•	Leverage risk. Certain underlying fund transactions, such as derivatives, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose a fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately larger impact on the fund.

•	Money market risk. Although an underlying money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in a money market fund. In addition, a money market fund is not designed to offer capital appreciation.

•	Liquidity risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Portfolio turnover risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gain distributions.

•	Exchange-traded fund (ETFs) risk. An underlying fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

Direct investment risk. The fund may invest a portion of its assets directly in equity and fixed income securities, as well as other mutual funds to maintain its asset allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds and the underlying funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The plan enables each fund to bear expenses relating to the provision by services providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”) of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The funds are not subject to any fees under the plan.

CSIM and Schwab have agreed with the funds to limit (“expense limitation”) the total annual fund operating expenses, excluding interest, taxes and certain non-routine expenses of the funds to 0.00% for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees.

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of June 30, 2010, the percentages of shares of other related funds owned by each Monthly Income Fund are:

	Schwab	Schwab	Schwab
	Monthly	Monthly	Monthly
	Income Fund	Income Fund	Income Fund
	Moderate Payout	Enhanced Payout	Maximum Payout

Equity Funds:
Schwab Dividend Equity Fund	0.2%	0.6%	0.2%
Laudus International MarketMasters Fund	0.1%	0.1%	—
Laudus Growth Investors U.S. Large Cap Growth Fund	0.4%	0.8%	—
Schwab Global Real Estate Fund	1.2%	3.7%	2.1%
Fixed-Income Funds:
Schwab Short-Term Bond Market Fund	0.8%	3.7%	3.7%
Schwab Premier Income Fund	0.9%	5.1%	4.9%
Schwab Total Bond Market Fund	0.3%	1.9%	1.8%
Laudus Mondrian International Fixed Income Fund	0.3%	1.5%	1.6%
Money Funds:
Schwab Value Advantage Money Fund	0.0% *	0.0% *	0.0%*

*	Less than 0.1%

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Below is a summary of the funds’ transactions with their affiliated underlying funds during the period ended June 30, 2010:

Schwab Monthly Income Fund — Moderate Payout:

	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	1/1/2010	1/1/2010
Underlying Fund	12/31/09	Additions	Sales	06/30/10	06/30/10	to 06/30/10	to 06/30/10

Laudus International MarketMasters Fund, Select Shares	54,194	16,068	—	70,262	$1,058,145	$—	$—
Laudus Growth Investors U.S. Large Cap Growth Fund	—	105,127	—	105,127	1,038,658	—	—
Laudus Rosenberg U.S. Large Capitalization Fund, Select Shares	103,754	—	(103,754)	—	—	4,959	—
Schwab Dividend Equity Fund	204,172	58,122	—	262,294	2,830,150	—	25,715
Schwab Global Real Estate Fund	233,339	91,501	—	324,840	1,747,641	—	60,667
Laudus Mondrian International Fixed Income Fund	55,373	17,222	—	72,595	792,008	—	8,123
Schwab Premier Income Fund	323,802	84,827	(14,654)	393,975	4,054,006	1,708	82,756
Schwab Short- Term Bond Market Fund	172,854	47,220	(4,391)	215,683	1,964,872	(2,064)	16,524
Schwab Total Bond Market Fund	289,573	79,233	(19,072)	349,734	3,235,040	(4,621)	51,434
Schwab Value Advantage Money Fund, Institutional Shares	197,105	—	(197,105)	—	—	—	75
Schwab Value Advantage Money Fund, Institutional Prime Shares	—	197,105	—	197,105	197,105	—	5

Total					$16,917,625	($18)	$245,299

*	Distributions received include distributions from net investment income and from capital gains from the underlying funds.

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Monthly Income Fund — Enhanced Payout:

	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	1/1/2010	1/1/2010
Underlying Fund	12/31/09	Additions	Sales	06/30/10	06/30/10	to 06/30/10	to 06/30/10

Laudus International MarketMasters Fund, Select Shares	137,903	6,695	(4,351)	140,247	$2,112,125	($7,570)	$—
Laudus Growth Investors U.S. Large Cap Growth Fund	—	211,734	—	211,734	2,091,935	—	—
Laudus Rosenberg U.S. Large Capitalization Fund, Select Shares	266,724	—	(266,724)	—	—	319,419	—
Schwab Dividend Equity Fund	696,429	63,566	(32,470)	727,525	7,849,997	(14,315)	70,088
Schwab Global Real Estate Fund	932,144	97,013	(24,510)	1,004,647	5,405,000	(46,329)	201,636
Laudus Mondrian International Fixed Income Fund	310,560	19,902	—	330,462	3,605,343	—	36,979
Schwab Premier Income Fund	2,095,669	91,151	(73,690)	2,113,130	21,744,106	4,262	472,068
Schwab Short- Term Bond Market Fund	962,490	45,571	—	1,008,061	9,183,438	—	81,406
Schwab Total Bond Market Fund	1,927,573	100,807	(82,260)	1,946,120	18,001,606	(55,321)	301,179
Schwab Value Advantage Money Fund, Institutional Shares	2,118,156	—	(2,118,156)	—	—	—	806
Schwab Value Advantage Money Fund, Institutional Prime Shares	—	2,118,156	—	2,118,156	2,118,156	—	54

Total					$72,111,706	$200,146	$1,164,216

*	Distributions received include distributions from net investment income and from capital gains from the underlying funds.

Schwab Monthly Income Fund — Maximum Payout:

	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	1/1/2010	1/1/2010
Underlying Fund	12/31/09	Additions	Sales	06/30/10	06/30/10	to 06/30/10	to 06/30/10

Schwab Dividend Equity Fund	220,751	72,256	(21,349)	271,658	$2,931,195	($42,685)	$26,149
Schwab Global Real Estate Fund	428,910	158,967	(35,211)	552,666	2,973,344	(80,577)	102,858
Laudus Mondrian International Fixed Income Fund	294,591	87,899	(17,767)	364,723	3,979,130	(2,601)	40,813
Schwab Premier Income Fund	1,799,877	406,507	(157,922)	2,048,462	21,078,673	1,341	433,954
Schwab Short-Term Bond Market Fund	873,536	201,362	(66,704)	1,008,194	9,184,649	(39,023)	78,245
Schwab Total Bond Market Fund	1,569,698	350,067	(135,774)	1,783,991	16,501,914	(50,308)	262,934
Schwab Value Advantage Money Fund, Institutional Shares	1,944,813	—	(1,944,813)	—	—	—	741
Schwab Value Advantage Money Fund, Institutional Prime Shares	—	1,944,813		1,944,813	1,944,813	—	50

Total					$58,593,718	($213,853)	$945,744

*	Distributions received include distributions from net investment income and from capital gains from the underlying funds.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

6. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds have custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street Bank and Trust Company for the committed line of credit.

There were no borrowings from the lines of credit during the period. However, the funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:

For the period ended June 30, 2010, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab Monthly Income Fund — Moderate Payout	$5,022,105	$1,479,292
Schwab Monthly Income Fund — Enhanced Payout	8,298,156	6,607,690
Schwab Monthly Income Fund — Maximum Payout	13,754,813	6,019,813

8. Federal Income Taxes:

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2009, the following funds had capital loss carry forwards available to offset net capital gains before the expiration dates:

	Schwab	Schwab	Schwab
	Monthly	Monthly	Monthly
	Income Fund	Income Fund	Income Fund
Expiration Date	Moderate Payout	Enhanced Payout	Maximum Payout

December 31, 2015	$—	$5,955,945	$—
December 31, 2016	80,612	753,610	284,679
December 31, 2017	110,295	1,825,513	215,321

Total	$190,907	$8,535,068	$500,000

As of December 31, 2009, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2009, the funds did not incur any interest or penalties. The funds are not subject to examination by U.S. federal and state tax authorities for tax years before 2008.

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

9. Reorganization:

Under a plan of reorganization adopted by the trust, all of the assets and liabilities of the Schwab Retirement Income Fund were transferred to the Schwab Monthly Income Fund-Enhanced Payout. The purpose of the transaction was to combine two funds managed by CSIM with comparable investment objectives and strategies. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed at the close of business on June 16, 2009 with capital losses acquired of $6,626,521. The following is a summary of shares outstanding, net assets, net asset value per share issued and unrealized appreciation/ depreciation immediately before and after the reorganization.

	Before Reorganization		After Reorganization
	Schwab		Schwab
	Monthly	Schwab	Monthly
	Income Fund-	Retirement	Income Fund-
	Enhanced Payout	Income Fund	Enhanced Payout

Shares	1,177,061	6,061,346	7,108,898
Net Assets	$10,312,725	$51,971,143	$62,283,868
Net Asset Value	$8.76	$8.57	$8.76
Net unrealized appreciation/(depreciation)	($1,370,164)	($4,336,434)	($5,706,598)
Market value of investments	$10,273,698	$51,875,210	$62,148,908
Cost of investments	$11,643,862	$56,211,644	$67,855,506

Assuming the acquisition had been completed on January 1, 2009, the beginning of the annual reporting period of Schwab Monthly Income Funds, Schwab Monthly Income Fund — Enhanced Payout’s pro forma results of operations for the year ended December 31, 2009, are as follows:

Net investment income	$2,768,190
Net realized/unrealized gain (loss) on investments	$4,431,863
Net increase (decrease) in net assets resulting from operations	$7,200,053

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Schwab Retirement Income Fund that have been included in Schwab Monthly Income Fund — Enhanced Payout’s Statement of Operations since June 16, 2009.

10. Subsequent Events:

Management has evaluated subsequent events and transactions through the date the financial statements were available to be issued and determined that there are no such events or transactions that would have materially impacted the financial statements as presented.

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Capital Trust (the “Trust”) and Charles Schwab Investment Management Inc., (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab Monthly Income Fund—Moderate Payout, Schwab Monthly Income Fund—Enhanced Payout and Schwab Monthly Income Fund—Maximum Payout, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the funds at meetings held on April 28, 2010, and June 3, 2010, and approved the renewal of the Agreement with respect to the funds for an additional one year term at the meeting held on June 3, 2010. The Board’s approval of the Agreement with respect to the funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement with respect to the funds.

Fund Performance. The Board considered the funds’ performance in determining whether to renew the Agreement with respect to the funds. Specifically, the Trustees considered each fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each fund, the Trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The Trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement with respect to the funds.

Fund Expenses. With respect to the funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees considered a commitment by CSIM to (i) extend the voluntary cap for so long as CSIM serves as the adviser to the funds and (ii) reduce the management fees and specified caps on certain of the underlying funds invested in by the funds. The Trustees also considered that CSIM is not charging any management fees at the fund level; it being understood that there is a management fee at the underlying fund level. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement with respect to the funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered CSIM’s contractual investment advisory fee schedules with respect to the funds that include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the funds and concluded that the compensation under the Agreement with respect to the funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Capital Trust which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 84 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	73	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009) Director, Excelsior Funds (2006 – 2007)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	73	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	73	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Harris-Stratex Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
Director, Genitope Corporation (2000 – 2009)
			Director, Excelsior Funds (2006 – 2007)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	73	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1993.)	Managing Partner, D.R. Stephens & Company (investments) (1973 – present).	73	None

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008-present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	73	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1993.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	73	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	73	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	84	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2004.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc. (August 2004 – present); Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); Director, President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (August 2007 – present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC (Sept. 2002 – present); President and Chief Executive Officer, Schwab Strategic Trust (Oct. 2009 – present); Trustee (June 2006 – Dec. 2009), President and Chief Executive Officer (July 2007 – March 2008, July 2010 – present), Laudus Trust and Laudus Institutional Trust; President and Chief Executive Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (June 2006 – June 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Trust and Laudus Institutional Trust (2006 – present); Treasurer and Principal Financial Officer, Schwab Strategic Trust (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 – present); Vice President and Assistant Clerk, Laudus Trust and Laudus Institutional Trust (Jan. 2010 – present); Chief Legal Officer and Secretary, Schwab Strategic Trust (Oct. 2009 – present); Chief Legal Officer and Secretary, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present) of Laudus Trust and Laudus Institutional Trust; Vice President, Schwab Strategic Trust (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Trust, Laudus Institutional Trust; Vice President, Schwab Strategic Trust (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first, provided that any trustee who serves on both Schwab Funds and Laudus Funds retires from both boards when first required to retire by either board. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2010 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR43716-02

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1)	Code of ethics – not applicable to this semi-annual report.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust – Monthly Income Funds
By:	/s/ Randall W. Merk
Randall W. Merk
President and Chief Executive Officer

Date: 08/14/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk
Randall W. Merk
President and Chief Executive Officer

Date: 08/14/2010

By:	/s/ George Pereira
George Pereira
Treasurer and Principal Financial Officer

Date: 08/11/2010